Earnings per share - Diluted Earnings per Share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Profit / (loss) from operations attributable to equity holders of the Group	$ 130,669	$ 412	$ (772)
Weighted average number of shares in issue (shares)	115,148	117,453	117,252
Adjustments for:
Employee share options and restricted units (shares)	466	261	645
Weighted average number of shares for diluted earnings per share (shares)	115,614	117,714	117,897
Diluted (loss) / earnings per share from operations (USD per share)	$ 1.130	$ 0.003	$ (0.007)